Exploration Licenses (Details) - Schedule of common shares transactions - DeepGreen Metals Inc. [Member] - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount		$ 22,477,655	$ 22,366,716
# of Common Shares (in Shares)		17,982,124	17,893,373
Cost Recognized		$ 64,552,749	$ 51,767,937
2017/2018 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount			$ 2,565,500
Contractual Common Share Price (in Dollars per share)			$ 1.25
# of Common Shares (in Shares)			2,052,400
Fair value of Common Shares (in Dollars per share)	[1]		$ 0.75
Cost Recognized			$ 1,539,300
2018 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount			$ 4,593,828
Contractual Common Share Price (in Dollars per share)			$ 1.25
# of Common Shares (in Shares)			3,675,062
Fair value of Common Shares (in Dollars per share)	[1]		$ 1.75
Cost Recognized			$ 6,431,359
2019 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount			$ 5,615,480
Contractual Common Share Price (in Dollars per share)			$ 1.25
# of Common Shares (in Shares)			4,492,384
Fair value of Common Shares (in Dollars per share)	[1]		$ 3.60
Cost Recognized			$ 16,172,582
2019/2020 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount	[2]		$ 5,120,013
Contractual Common Share Price (in Dollars per share)	[2]		$ 1.25
# of Common Shares (in Shares)	[2]		4,096,011
Fair value of Common Shares (in Dollars per share)	[1],[2]		$ 3.60
Cost Recognized	[2]		$ 14,745,639
2020 [Member]
Exploration Licenses (Details) - Schedule of common shares transactions [Line Items]
Invoiced amount	[2]		$ 4,471,895
Contractual Common Share Price (in Dollars per share)	[2]		$ 1.25
# of Common Shares (in Shares)	[2]		3,577,516
Fair value of Common Shares (in Dollars per share)	[1],[2]		$ 3.60
Cost Recognized	[2]		$ 12,879,057

[1]	The fair value of the Company’s Common Shares was determined based on the private placements completed around the time of Common Share issuances to Maersk.
[2]	As at December 31, 2020, 3,577,516 (2019 – 1,780,632) Common Shares were yet to be issued by the Company for total value of $12,879,057 (2019 – $6,410,275) (Note 16).